Summary of Significant Accounting Policies - Accounts Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, January 1	$ 2,599	$ 2,970
Adjustments and provision for estimated credit losses	276	(728)
Write offs and collections of accounts receivable	(1,219)	(2)
Foreign currency adjustments	(39)	66
Balance, June 30	$ 1,617	$ 2,306